Assets held for sale	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Assets held for sale
16	Assets held for sale
Assets and liabilities directly related to the subsidiaries Embraer Portugal Estruturas Metálicas S.A. (“EEM”) and Embraer Portugal Estruturas em Compósitos S.A. (“EEC”), as detailed in the following table, were designated as assets held for sale in the consolidated financial statements due to the current sales plan to Aernnova Aerospace, SAU, as detailed in Note 1.1.3. These assets and liabilities will be disposed upon the closing of sales transaction, expected to occur in 2022.

ASSETS HELD FOR SALE	Note	12.31.2021	LIABILITIES HELD FOR SALE	12.31.2021
Cash and cash equivalents		20.3	Trade accounts payable	13.7
Trade accounts receivable, net		0.9	Other payables	2.5
Inventories		59.0	Taxes and payroll charges payable	0.4
Income tax and social contribution		0.5	Unearned income	28.5

Other assets		6.3	TOTAL	45.1
Guarantee deposits		0.2
Deferred income tax and social contribution	24	1.7
Property, plant and equipment, net*	15	141.9
Intangible assets	17	0.1	Net assets to be disposed	185.8

TOTAL		230.9	TOTAL	230.9

*	Property, plant and equipment included in the assets held for sale (US$ 187.0) is presented net of impairment losses in the amount of US$ 45.1 measured based on the fair value less cost to sell.